Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Profit before tax		$ 17,528	$ 18,906	$ 8,777
– impairment of goodwill and other intangible assets		0	(587)	(41)
Retail banking operations in France
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets	$ (400)	(425)
Goodwill | The Saudi British Bank
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets		(462)
Computer software
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		1,347
Operating segments
Disclosure of operating segments [line items]
Profit before tax		24,010	20,603	11,695
Significant items
Disclosure of operating segments [line items]
Profit before tax		(6,482)	(2,877)	(3,221)
– customer redress programmes (revenue)		8	11	(21)
– disposals, acquisitions and investment in new businesses (revenue)1		(2,799)	0	(10)
– fair value movements on financial instruments		(579)	(242)	264
– restructuring and other related costs (revenue)		(248)	(307)	(170)
– customer redress programmes (operating expenses)		31	(49)	54
– disposals, acquisitions and investment in new businesses (operating expenses)		(18)	0	0
– impairment of goodwill and other intangible assets		4	(587)	(1,090)
– past service costs of guaranteed minimum pension benefits equalisation		0	0	(17)
– restructuring and other related costs (operating expenses)4		(2,881)	(1,836)	(1,908)
– settlements and provisions in connection with legal and other regulatory matters		0	0	(12)
– impairment of goodwill (share of profit in associates and joint ventures)5		0	0	(462)
– currency translation on significant items			133	151
Impairment loss tangible assets		332	75	197
Significant items | Retail banking operations in France
Disclosure of operating segments [line items]
– disposals, acquisitions and investment in new businesses (revenue)1		2,400
Significant items | Computer software
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		128	21	189
Currency translation
Disclosure of operating segments [line items]
Profit before tax			$ 1,180	$ 303